RECURRING FAIR VALUE MEASUREMENTS - Change in the fair value of the warrant liabilities classified as Level 3 (Details) - Level 3 - Iris - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value at beginning of period	$ 150,400	$ 168,754	$ 418,246
Change in fair value	21,915	(18,354)	(249,492)
Fair value at end of period	$ 172,315	150,400	168,754
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value at beginning of period		2,202
Issuance of derivative liability			104,428
Change in fair value		$ (2,202)	(102,226)
Fair value at end of period			$ 2,202